CARES ACT (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Stock Transactions
Forgiveness of note payable and interest	$ 963,516
Proceeds from notes payable - related parties	957,372
Deferred deposits	138,050
Deferred amount	$ 69,025